Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts (in Dollars)	$ 135	$ 353
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,500,000	1,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	180,000,000	180,000,000
Common stock, shares issued	51,921,941	27,974,439
Common stock, shares outstanding	51,921,941	27,974,439